NON-CONTROLLING INTEREST - Summarized Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 252,712	$ 281,082
Current liabilities	(135,080)	(166,773)
Non-controlling interest	43,940	54,422
Non Controlling Income Statement [Abstract]
Revenue	681,491	599,853
Net income (loss) and comprehensive income (loss)	(136,177)	56,111
Statement of cash flows [abstract]
Cash flows provided by operating activities	194,249	147,138
Cash flows used in investing activities	(255,333)	(118,499)
Cash flows (used in) provided by financing activities	38,466	$ (51,422)
Non-controlling interests [member]
Non Controlling Income Statement [Abstract]
Net income (loss) and comprehensive income (loss)	$ (7,774)
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 54,953
Non-current assets	110,617
Current liabilities	(23,338)
Non-current liabilities	(99,921)
Net assets	42,311
Non-controlling interest	2,309
Non Controlling Income Statement [Abstract]
Revenue	193,541
Net income (loss) and comprehensive income (loss)	40,614
Statement of cash flows [abstract]
Cash flows provided by operating activities	83,124
Cash flows used in investing activities	(53,449)
Cash flows (used in) provided by financing activities	$ (32,309)
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 6,536
Non-current assets	230,570
Current liabilities	(13,629)
Non-current liabilities	(254,158)
Net liabilities	(30,681)
Non-controlling interest	41,631
Non Controlling Income Statement [Abstract]
Net income (loss) and comprehensive income (loss)	6,964
Statement of cash flows [abstract]
Cash flows provided by operating activities	(710)
Cash flows used in investing activities	(124,737)
Cash flows (used in) provided by financing activities	$ 121,521